Unique ID	JCIII LoanKey	FKID	Seller Loan Id	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
350218437	XXX	XXX	XXX	XXX	First	FIXED	Purchase	Owner Occ	10/XX/2003	12/XX/2003	FL	XXX	XXX	NO	*Not Applicable	3	[3] HUD-1 Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment	HUD Incomplete due to being illegible.	NO		TNR Testing Not Required	RD	D	D	D
350218438	XXX	XXX	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	5/XX/2005	7/XX/2005	CA	XXX	XXX	YES	24	2
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing
																						RB	B	B	B